UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2016

Date of reporting period: March 31, 2016

Item 1. Reports to Stockholders.

SCHARF FUNDS

Scharf Fund
Retail Class – LOGRX
Institutional Class – LOGIX

Scharf Balanced Opportunity Fund
Retail Class – LOGBX
Institutional Class (formerly, Investor Class) – LOGOX

Scharf Global Opportunity Fund
Retail Class – WRLDX

Scharf Alpha Opportunity Fund
Retail Class – HEDJX

SEMI-ANNUAL REPORT
March 31, 2016

Scharf Investments, LLC

SCHARF FUNDS

TABLE OF CONTENTS

To Our Shareholders	2

Expense Examples	12

Sector Allocation of Portfolio Assets	15

Schedules of Investments	19

Statements of Assets and Liabilities	34

Statements of Operations	36

Statements of Changes in Net Assets	38

Statement of Cash Flows	44

Financial Highlights	46

Notes to Financial Statements	52

Notice to Shareholders	71

Householding	72

Approval of Investment Advisory Agreement	73

Privacy Notice	76

SCHARF FUNDS

TO OUR SHAREHOLDERS

PERFORMANCE AS OF 3/31/2016
SCHARF FUND
			Since Inception	Since Inception
Cumulative:	6 Months	One year	12/30/2011	1/28/2015
Scharf Fund – Institutional Class	6.52%	0.20%	76.83%	N/A
Scharf Fund – Retail Class	6.36%	-0.05%	N/A	4.61%
S&P 500¨ Index
(with dividends reinvested)	8.49%	1.78%	79.40%	5.56%
Annualized:
Scharf Fund – Institutional Class			14.35%	N/A
Scharf Fund – Retail Class			N/A	3.92%
S&P 500¨ Index
(with dividends reinvested)			14.73%	4.73%

SCHARF BALANCED OPPORTUNITY FUND
			Since Inception	Since Inception
Cumulative:	6 Months	One year	12/31/2012	1/21/2016
Scharf Balanced
Opportunity Fund –
Institutional Class	3.88%	-0.91%	35.78%	N/A
Scharf Balanced
Opportunity Fund – Retail Class			N/A	6.58%
Lipper Balanced Funds Index
(with dividends reinvested)	4.31%	-0.89%	25.87%	7.01%
Barclays U.S. Aggregate
Bond Index	2.44%	1.96%	7.56%	2.10%
S&P 500¨ Index
(with dividends reinvested)	8.49%	1.78%	54.65%	10.73%
Annualized:
Scharf Balanced
Opportunity Fund –
Institutional Class			9.88%
Scharf Balanced
Opportunity Fund – Retail Class			N/A
Lipper Balanced Funds Index
(with dividends reinvested)			7.34%
Barclays U.S. Aggregate Bond Index			2.27%
S&P 500¨ Index
(with dividends reinvested)			14.37%

SCHARF FUNDS

SCHARF GLOBAL OPPORTUNITY FUND
			Since Inception
Cumulative:	6 Months	One year	10/14/2014
Scharf Global Opportunity Fund	5.97%	-1.62%	9.95%
MSCI World All Cap Index (Net)	5.28%	-4.34%	3.13%
Annualized:
Scharf Global Opportunity Fund			6.71%
MSCI World All Cap Index (Net)			2.13%

SCHARF ALPHA OPPORTUNITY FUND
			Since Inception
Cumulative:			12/31/2015
Scharf Alpha Opportunity Fund			2.08%
HFRX Equity Hedge Index			-2.93%
Barclays U.S. Aggregate Bond Index			3.03%
S&P 500¨ Index
(with dividends reinvested)			1.35%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-572-4273.

The gross expense ratios for the Scharf Fund Institutional Class, Scharf Fund Retail Class, Scharf Balanced Opportunity Fund Institutional Class, Scharf Balanced Opportunity Fund Retail Class, Scharf Global Opportunity Fund, and Scharf Alpha Opportunity Fund are 1.24%, 1.49%, 1.46%, 1.71%, 2.36%, and 6.25%, respectively.  The net expense ratios for the Scharf Fund Institutional Class, Scharf Fund Retail Class, Scharf Balanced Opportunity Fund Institutional Class, Scharf Balanced Opportunity Fund Retail Class, Scharf Global Opportunity Fund, and Scharf Alpha Opportunity Fund are 1.10%, 1.35%, 1.06%, 1.31%, 0.65%, and 2.27%, respectively, after fee waivers and expense reimbursements, including acquired fund fees and expenses, dividends on securities sold short and interest expense.  The Adviser has contractually agreed to waive fees through January 27, 2018 for the Scharf Fund and Scharf Balanced Opportunity Fund. For the Scharf Global Opportunity Fund, the 0.65% Expense Cap will remain in effect through January 27, 2017, after which the Expense Cap will increase to 1.50%, and thereafter the Expense Cap will be 1.50% from January 28, 2017 through at least January 27, 2018.  For the Scharf Alpha Opportunity Fund, the 1.00% Expense Cap will remain in effect through January 27, 2017, after which the Expense Cap will increase to 1.50% through at least January 27, 2018.  The Scharf Fund charges a 2.00% redemption fee on redemptions or exchanges of fund shares that are made within 60 days of purchase. The Scharf Balanced Opportunity Fund, Scharf Global

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Opportunity Fund, and Scharf Alpha Opportunity Fund charge a 2.00% redemption fee on redemptions or exchanges of fund shares that are made within 15 days of purchase. Had the redemption fees been included, returns would have been lower.

Dear Fellow Shareholders,

For the six-month fiscal period ended March 31, 2016, the Scharf Fund Institutional Class and Retail Class returned 6.52% and 6.36%, respectively, compared to the 8.49% return for the S&P 500¨ Index ("S&P 500").  The key contributors to relative performance for the period were Microsoft Corporation, Baidu Inc., Dollar General Corp., and Nielsen Holdings PLC.  The key detractors from relative performance were Advance Auto Parts, Inc., Novartis AG ADR, Baker Hughes, Inc., and Cerner Corporation.  When looking over the past twelve months, ended March 31, 2016, the Scharf Fund Institutional Class and the Retail Class has returned 0.20% and -0.05%, respectively, compared to the 1.78% return for the S&P 500.

For the six-month fiscal period ended March 31, 2016, the Scharf Balanced Opportunity Fund Institutional Class returned 3.88% compared to the 4.31% return for the Lipper Balanced Funds Index, 2.44% return for the Barclays U.S. Aggregate Bond Index, and 8.49% return for the S&P 500.  For the period from its inception on January 21, 2016 through March 31, 2016, the Scharf Balanced Opportunity Fund Retail Class returned 6.58% compared to the 7.01% return for the Lipper Balanced Funds Index, 2.10% return for the Barclays U.S. Aggregate Bond Index, and 10.73% return for the S&P 500.  The key contributors to relative performance for the period were Microsoft Corporation, Baidu, Inc., SAP AG ADR, and Nielsen Holdings PLC.  The key detractors from relative performance for the period were Novartis AG ADR, Advance Auto Parts, Inc., HCP, Inc., and Blucora, Inc. convertible notes.  When looking at the performance over the past twelve months, ended March 31, 2016, the Scharf Balanced Opportunity Fund Institutional Class has returned -0.91% compared to the -0.89% return for the Lipper Balanced Fund Index, 1.96% return for the Barclays U.S. Aggregate Bond Index, and 1.78% return for the S&P 500.

For the six-month fiscal period ended March 31, 2016, the Scharf Global Opportunity Fund returned 5.97% compared to the 5.28% return for the MSCI World All Cap Index (Net).  The key contributors to relative performance for the period were Microsoft Corporation, Baidu, Inc., SAP AG ADR, and Oracle Corporation.  The key detractors from relative performance were Hengan International Group Co., Ltd., Valeant Pharmaceuticals International, Inc., Cerner Corporation, and Baker Hughes, Inc.  When looking over the past twelve months, ended March 31, 2016, the Scharf Global Opportunity Fund has returned -1.62% compared to the -4.34% return of the MSCI World All Cap Index (Net).

For the period from its inception on December 31, 2015 through March 31, 2016, the Scharf Alpha Opportunity Fund returned 2.08% compared to the -2.93% return for the HFRX Equity Hedge Index, 3.03% return for the Barclays U.S. Aggregate Bond

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Index, and 1.35% return for the S&P 500.  The key contributors to relative performance for the period were Dollar General Corporation, Oracle Corporation, AON PLC, and Motorola Solutions, Inc. The key detractors from relative performance were Allergan PLC, American International Group, Inc., Novartis AG ADR, and Smith & Nephew PLC.

MARKET COMMENTARY

Never a Dull Moment:  2015 and the first quarter of 2016 were "full of sound and fury signifying nothing."  The Dow Jones Industrial Average Index ended 2015 down 2.23%, losing ground for the first time since 2008 while the S&P 500 (excluding dividends) fell less than 1% to break its own three-year winning streak.  Despite going essentially nowhere on the year, the S&P 500 proved to be volatile as it moved up or down one percent or more in 72 sessions.  That’s the largest number of one percent moves since 2011.

A similar story played out in the first quarter of 2016.  Despite modest gains for the quarter, 2016 started off with the worst first two weeks in market history.  By early February, the S&P 500 declined more than 10% with the smaller cap Russell 2000¨ Index down over 16%.

Throughout this rocky ride existed a starker than usual contrast between the "haves" and the "have nots."  The S&P 500 Growth Index crushed the S&P 500 Value Index in 2015 by a whopping 9.34%.  Momentum names were investor darlings with the affectionately named FANG stocks (Facebook, Inc., Amazon.com, Inc., Netflix, Inc., and Google, Inc., now known as Alphabet Inc.) up an average of nearly 83%.  By comparison, the Dow Jones Transportation Average, often a leading economic indicator, was down nearly 18%, the Value Line Geometric Rails Index was down nearly 29%, and the average stock in the S&P 500 was down more than 3%.  In fact, more than one fifth of the stocks in the S&P 500 lost more than 20% in 2015 with over half of these losing more than 30%.  When stocks with cute nicknames trading at over 300 times earnings leap higher while most stocks are negative, it is not a healthy market.  For our part, we ignored the hype and instead used the opportunity to add high quality companies to our portfolios.

Flight to perceived "Safety":  With interest rates held near zero since 2009, investors continue to favor bond proxies found in the Utilities and Consumer Staples sectors.  This has resulted in significant outperformance for these sectors over the past several years.

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Sector Performance – Five Year Annualized
(3/31/2011 – 3/31/2016)

Source: Bloomberg

This flight to perceived "safety" coupled with the ongoing hunt for yield has pushed valuations for Utilities and Consumer Staples to numbers rarely seen.  Utilities have been cheaper 88% of the time since 1990 while Consumer Staples have been cheaper a staggering 99% of the time.

Current P/E vs. History (Since 1990)	Earnings Growth (1990-2015)

Source: Bloomberg, Scharf Investments, LLC
Data as of 2/12/2016

While utility companies may be considered "safe" given their historically highly predictable, recurring revenues, utility stocks are not necessarily safe at these valuation levels.  These stocks have a history of dropping precipitously when the markets think rates are about to rise or when investors develop an appetite for more risk.  For example, in early 2015 when 10-year treasury yields went from 1.7% to 2.5%, Utilities

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fell over 12% while the S&P 500 gained over 5%.  This sensitivity to rates combined with current valuations could put Utilities at risk for future sharp declines.

We believe that similar risks exist for Consumer Staples stocks which are currently trading above their historical median high price to earnings ("P/E").  While we look for stocks that have a 3-to-1 favorability ratio (i.e. 30% upside to the median high P/E compared to 10% downside to the median low P/E), as of March 31, 2016, the S&P 500 Consumer Staples Index was priced such that it had 4% downside to its median high and 22% downside to its median low.

Finding Opportunities in a Stretched Market: Despite historically high valuations for many sectors, there are several pockets where we have been finding opportunities.  Health Care, one of the top 3 represented sectors in our portfolios, has only been less expensive 25% of the time since 1990.  Despite this discounted valuation, the Health Care sector has enjoyed EPS growth of 10% compounded annually over the last 25 years, compared to only 2% for Utilities and 7% for Consumer Staples.  Stocks in the Consumer Discretionary and Information Technology sectors have also been trading at below average multiples.  When looking at data back to 1990, Consumer Discretionary stocks have only been cheaper 25% of the time and Information Technology stocks have only been cheaper 30% of the time.  The Scharf Fund, Scharf Balanced Opportunity Fund, Scharf Global Opportunity Fund, and Scharf Alpha Opportunity Fund are all positioned to potentially take advantage of these opportunities, with over 60% of each Fund’s common stock portfolios allocated across these three sectors.

INVESTMENT STRATEGY

Several pundits have recently predicted the next recession (and bear market) is just around the corner.  Will 2016 bring the U.S. its first recession since 2008?  Based on historical economic cycles we are approximately 2 years overdue.  The recent dip in industrial production, oil prices under pressure, and ongoing weakness in exports coupled with global economic problems signal a potential impending recession.  The Dow Transports recently falling into bear market territory is another bad omen.  On the other hand, the service sector continues to grow, vehicle and housing sales remain robust, and jobless claims remain near multi-year lows.  While the chances of recession are higher than they have been in a while, a recession in 2016 is far from guaranteed.

As for the markets, the current bull market has lasted twice as long as average with a return of nearly twice the average as well.  We have been cautious for some time.  In our 2014 semi-annual letter, we noted that "current valuations may leave limited room for future appreciation."  With the Value Line appreciation potential near 30-year lows, we warned that returns for the Value Line Arithmetic Index would likely be negative over the next twelve months and subpar over the next five years.  Hence, we told investors "to be fearful when others are being greedy."

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Now, approximately two years later, valuations have improved.  At 17 times earnings throughout much of the first quarter the Value Line median has come down from 19 times. It does however remain above its average of roughly 15 times since 1980 and well above the 10 times multiple reached in March 2009.  Thus, while we have been finding more opportunities, it is not yet time to "be greedy when others are fearful."

While we are always mindful of how economic conditions and current events impact companies, macroeconomic forecasts are not the primary consideration in our decision-making process.  We focus the bulk of our energies on fundamental research and independent company analysis to identify securities which we believe are trading at significant discounts to fair value.  We use a bottom-up, valuation-oriented strategy because stocks with low valuation ratios have historically outperformed stocks with higher valuation ratios over the long term.  By purchasing securities when they appear to be at a discount to fair value, we also hope to mitigate potential downside risk.  In addition, the firm maintains a limited number of portfolios, favoring quality over quantity.  We focus only on our best ideas as we believe owning too many stocks is counterproductive to enhancing risk/reward.  Finally, we are style box agnostic and search for compelling investments in companies large and small, foreign and domestic.  To that end, we are optimistic about the current portfolios and believe the Funds are well positioned for long-term investors.

Recent Health Care purchase McKesson Corporation ("McKesson") represents one such example.  As the largest of only 3 main drug distributors, McKesson holds a dominant market position in a critical industry.  Recent customer consolidation led to isolated contract losses which triggered a 30% decline from the stock’s 52-week high, allowing us to enter the position at what we consider a very attractive favorability ratio.  As shown below, McKesson recently traded below its median low with 54% upside to its median high.  The company’s scale and increasingly diversified revenue base underpin a stable growth profile helped by increasing drug demand and an acceleration in the specialty pharmaceutical market.  McKesson has strong cash flow with a history of share buybacks that have helped propel 10-year earnings per share ("EPS") growth of 18%.

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High Quality	McKesson Favorability

Source: Value Line, Scharf Investments, LLC
Data as of 2/29/2016

IN CLOSING

For over 30 years, Scharf Investments, LLC has operated as an independent, employee-owned firm dedicated to providing the highest quality investment management services.  During this time, the firm has established a track record based on a disciplined investment approach.  That approach continues today with the Scharf Fund, the Scharf Balanced Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund.

One of our core beliefs has always been that our personal interests should be aligned with those of our clients.  As such, every member of our investment committee is invested alongside our clients.  On a personal level, as the first and one of the largest individual shareholders in each of the Funds, my family has a significant interest in the Funds’ success.  As a shareholder, I hope you take comfort in the knowledge that having our own money invested alongside yours will be a powerful motivator to sharpen our focus.

We thank you for the trust and confidence you have placed in us.  We welcome your comments and questions.

Brian Krawez
President and Portfolio Manager

Mutual fund investing involves risk.  Principal loss is possible.  The Scharf Global Opportunity Fund and the Scharf Alpha Opportunity Fund are non-diversified, meaning they may concentrate their assets in fewer individual holdings than a diversified fund.  Therefore, the Funds are more

SCHARF FUNDS

exposed to volatility than a diversified fund.  Diversification does not assure a profit, nor does it protect against a loss in a declining market.  The Funds may invest in securities representing equity or debt.  These securities may be issued by small- and medium-sized companies, which involve additional risks such as limited liquidity and greater volatility.  The Funds may invest in foreign securities which involve greater volatility, political, economic and currency risks, and differences in accounting methods.  These risks are greater for emerging markets.  The Funds may invest in exchange-traded fund ("ETFs") or mutual funds, the risks of owning either generally reflecting the risks of owning the underlying securities held by the ETF or mutual fund.  The Funds follow an investment style that favors relatively low valuations.  Investment in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investment in lower-rated, non-rated and distressed securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Scharf Alpha Opportunity Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Scharf Alpha Opportunity Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of the Fund, and money borrowed will be subject to interest costs.

Forward earnings and EPS Growth are not measures of the Funds’ future performance.

The S&P 500¨ Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Lipper Balanced Funds Index is an index of open-end mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both equities and bonds.

The Barclays U.S. Aggregate Bond Index is a broad based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government related and corporate securities.

MSCI World All Cap Index (Net) is a broad measure of stock performance throughout the world.

The Russell 2000¨ Index, an unmanaged index, is comprised of the 2,000 smallest companies in the Russell 3000¨ Index.

The S&P 500¨ Utilities Index comprises those companies included in the S&P 500 that are classified as members of the GICS¨ utilities sector.

The S&P 500¨ Consumer Staples Index comprises those companies included in the S&P 500 that are classified as members of the GICS¨ consumer staples sector.

The HFRX Equity Hedge Index encompasses various equity hedge strategies, also known as long/short equity, that combine core long holdings of equities with short sales of stock, stock indices, related derivatives, or other financial instruments related to the equity markets.

The Value Line Geometric Rails Index is an equally weighted price index of railroad stocks reviewed in The Value Line Investment Survey.  The Value Line Arithmetic Index is a stock index containing approximately 1,675 companies from the NYSE, American Stock Exchange, NASDAQ and over-the-counter market that mirrors changes if a portfolio held equal amounts of stock.

The S&P 500¨ Value Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500 Index that exhibit strong value characteristics.

The Dow Jones Industrial Average Index is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange (NYSE) and the NASDAQ.

The S&P 500 Growth Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500 Index that exhibit strong growth characteristics.

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The Dow Jones Transportation Index is a price-weighted average from S&P Down Jones Indices consisting of 20 transportation stocks traded in the United States.

Compound Annual Growth Rate is the mean annual growth rate of an investment over a specified period of time longer than one year.

You cannot invest directly in an index.

Price to Earnings Ratio ("P/E") is a valuation ratio of a company’s current share price compared to its per-share earnings.  Upside to historical median P/E and downside to historical median P/E are terms used to describe the adviser’s estimated reward and risk of an individual security.

Earnings Per Share ("EPS") represents the portion of a company’s earnings, net of taxes and preferred stock dividends, that is allocated to each share of common stock.  It can be calculated by dividing net income earned in a given reporting period by the total number of shares outstanding during the same term.

Earnings Per Share Growth is the percentage change in a firm’s earnings per share ("EPS") over a specific period of time.

Yield is the amount in cash (in percentage terms) that returns to the owners of a security, in the form of interest or dividends received from the security.

Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures.

Value Line is an independent investment research and financial publishing firm.

The information provided herein represents the opinion of the Funds’ manager, is subject to change at any time, is not guaranteed and should not be considered investment advice.

The Funds’ holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the schedules of investments in this report for a complete list of Fund holdings.

Must be preceded or accompanied by a prospectus.

The Scharf Funds are distributed by Quasar Distributors, LLC.

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EXPENSE EXAMPLES at March 31, 2016 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. The Scharf Fund, Scharf Balanced Opportunity Fund, Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund are no-load mutual funds. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Scharf Fund, the Scharf Balanced Opportunity Fund Institutional Class, and the Scharf Global Opportunity Fund (10/1/15-3/31/16). The Scharf Balanced Opportunity Fund Retail Class and the Scharf Alpha Opportunity Fund Examples are based on an investment of $1,000 invested at their inception on January 21, 2016 and December 31, 2015, respectively, and held through March 31, 2016.

Actual Expenses
The first line of each table below provides information about actual account values and actual expenses, with actual net expenses being limited.  Per the operating expense limitation agreement, the actual net expenses are being limited to 1.09% and 1.34% for the Scharf Fund Institutional Class and Retail Class, respectively, and 1.00% for the Scharf Alpha Opportunity Fund.  Effective January 21, 2016, the actual net expenses are being limited to 1.05% and 1.30% for the Scharf Balanced Opportunity Fund Institutional Class and Retail Class, respectively, and 0.65% for the Scharf Global Opportunity Fund.  Prior to January 21, 2016, the Scharf Balanced Opportunity Fund Institutional Class and the Scharf Global Opportunity Fund actual net expenses were limited to 1.20% and 0.50%, respectively.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual

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EXPENSE EXAMPLES at March 31, 2016 (Unaudited), Continued

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transaction costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
Scharf Fund	10/1/15	3/31/16	10/1/15 – 3/31/16	Ratio*

Institutional Class
Actual	$1,000.00	$1,065.20	$5.47	1.06%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.70	$5.35	1.06%

Retail Class
Actual	$1,000.00	$1,063.60	$6.91	1.34%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.30	$6.76	1.34%

	Beginning	Ending	Expenses Paid	Annualized
Scharf Balanced	Account Value	Account Value	During Period^	Expense
Opportunity Fund	10/1/15	3/31/16	10/1/15 – 3/31/16	Ratio^

Institutional Class
Actual	$1,000.00	$1,038.80	$5.71	1.12%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.40	$5.65	1.12%

Retail Class
Actual	$1,000.00	$1,065.80	$6.97	1.35%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.25	$6.81	1.35%

	Beginning	Ending	Expenses Paid	Annualized
Scharf Global	Account Value	Account Value	During Period*	Expense
Opportunity Fund	10/1/15	3/31/16	10/1/15 – 3/31/16	Ratio*

Retail Class
Actual	$1,000.00	$1,059.70	$2.16	0.42%
Hypothetical (5% return
before expenses)	$1,000.00	$1,022.90	$2.12	0.42%

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EXPENSE EXAMPLES at March 31, 2016 (Unaudited), Continued

	Beginning	Ending	Expenses Paid	Annualized
Scharf Alpha	Account Value	Account Value	During Period**	Expense
Opportunity Fund	12/31/15	3/31/16	12/31/15 – 3/31/16	Ratio**

Retail Class
Actual(1)	$1,000.00	$1,020.80	$6.51	2.59%
Hypothetical (5% return
before expenses)(1)	$1,000.00	$1,005.99	$6.46	2.59%

(1)	Excluding interest expense and dividends on short positions, your actual expenses would be $2.51 and your hypothetical expenses would be $2.50.
*
Expenses are equal to the Fund’s annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

^
Expenses are equal to the Fund’s annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by the days in most recent fiscal half-year/366 days to reflect the one-half year expense.  The most recent fiscal half year included 183 days for the Institutional Class and 70 days for the Retail Class which commenced operations on January 21, 2016.

**
Expenses are equal to the Fund’s annualized expense ratio of the class, multiplied by the average account value over the period, multiplied by 91 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

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SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2016 (Unaudited)

Percentages represent market value as a percentage of total investments.

SCHARF BALANCED OPPORTUNITY FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2016 (Unaudited)

Percentages represent market value as a percentage of total investments.

SCHARF GLOBAL OPPORTUNITY FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2016 (Unaudited)

Percentages represent market value as a percentage of total investments.

SCHARF Alpha OPPORTUNITY FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2016 (Unaudited)

Percentages represent market value as a percentage of total investments.

SCHARF FUND

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited)

Shares	COMMON STOCKS – 88.20%	Value

	Automotive Parts and Accessories – Retail – 4.11%
143,748	Advance Auto Parts, Inc.	$23,048,554

	Business Services – 4.24%
451,551	Nielsen Holdings PLC	23,778,676

	Cable and Other Subscription Programming – 4.00%
367,400	Comcast Corp. – Class A	22,440,792

	Communications Equipment Manufacturing – 4.02%
297,771	Motorola Solutions, Inc.	22,541,265

	Computer and Electronic
	Product Manufacturing – 3.59%
185,063	Apple, Inc.	20,170,016

	Computer Systems Design Services – 2.32%
245,441	Cerner Corp. (a)	12,998,555

	Conglomerates – 5.13%
203,025	Berkshire Hathaway, Inc. – Class B (a)	28,805,187

	Drug Distribution – Wholesale – 3.81%
135,980	McKesson Corp.	21,382,855

	Drug Stores – 3.90%
211,136	CVS Health Corp.	21,901,137

	General Merchandise Stores – 3.84%
251,859	Dollar General Corp.	21,559,130

	Insurance Carriers and Related Activities – 4.40%
236,319	Aon PLC	24,683,520

	Internet Based Services – 4.41%
19,202	Priceline Group, Inc. (a)	24,750,610

	Internet Media – 1.95%
57,373	Baidu, Inc. – ADR (a)	10,951,358

	Medical Equipment and Supplies – 2.27%
13,400	Dentsply Sirona, Inc.	825,842
357,930	Smith & Nephew PLC – ADR	11,926,228
		12,752,070

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited), Continued

Shares	COMMON STOCKS – 88.20%, Continued	Value

	Oil and Gas Support Services – 4.73%
210,354	Baker Hughes, Inc.	$9,219,816
235,296	Schlumberger, Ltd.	17,353,080
		26,572,896

	Pharmaceutical Preparation
	and Manufacturing – 6.12%
81,625	Allergan PLC (a)	21,877,949
154,819	Baxalta, Inc.	6,254,687
85,404	Novartis AG – ADR	6,186,666
		34,319,302

	Property and Casualty Insurance – 3.70%
383,750	American International Group, Inc.	20,741,688

	Rail Transportation – 3.95%
76,316	Canadian Pacific Railway Ltd. (b)	10,126,370
28,103	Kansas City Southern	2,401,401
121,499	Union Pacific Corp.	9,665,246
		22,193,017

	Software Publishers – 13.53%
483,519	Microsoft Corp.	26,704,754
732,635	Oracle Corp.	29,972,098
239,742	SAP SE – ADR	19,280,052
		75,956,904

	Telecommunications – 1.95%
197,012	China Mobile Ltd. – ADR	10,924,315

	Transportation Equipment Manufacturing – 2.23%
796,641	Gentex Corp.	12,499,297
	TOTAL COMMON STOCKS
	(Cost $459,167,853)	494,971,144

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited), Continued

Shares	PREFERRED STOCKS – 1.46%	Value

	Computer and Electronic
	Product Manufacturing – 1.46%
8,480	Samsung Electronics Co., Ltd. (c)	$8,208,605
	TOTAL PREFERRED STOCKS
	(Cost $6,983,122)	8,208,605

	MONEY MARKET FUNDS – 10.19%
57,207,765	First American Tax Free
	Obligations Fund – Class Z, 0.10% (d)	57,207,765
	TOTAL MONEY MARKET FUNDS
	(Cost $57,207,765)	57,207,765
	Total Investments in Securities
	(Cost $523,358,740) – 99.85%	560,387,514
	Other Assets in Excess of Liabilities – 0.15%	825,703
	TOTAL NET ASSETS – 100.00%	$561,213,217

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of March 31, 2016.

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited)

Shares	COMMON STOCKS – 62.95%	Value

	Automotive Parts and Accessories – Retail – 2.75%
9,791	Advance Auto Parts, Inc.	$1,569,889

	Business Services – 2.81%
30,421	Nielsen Holdings PLC	1,601,970

	Cable and Other Subscription Programming – 2.77%
25,900	Comcast Corp. – Class A	1,581,972

	Communications Equipment Manufacturing – 2.72%
20,488	Motorola Solutions, Inc.	1,550,942

	Computer and Electronic
	Product Manufacturing – 2.52%
13,209	Apple, Inc.	1,439,649

	Computer Systems Design Services – 1.55%
16,646	Cerner Corp. (a)	881,572

	Conglomerates – 3.52%
14,141	Berkshire Hathaway, Inc. – Class B (a)	2,006,325

	Drug Distribution – Wholesale – 2.83%
10,284	McKesson Corp.	1,617,159

	Drug Stores – 2.75%
15,098	CVS Health Corp.	1,566,116

	General Merchandise Stores – 2.07%
13,769	Dollar General Corp.	1,178,626

	Insurance Carriers and Related Activities – 2.95%
16,098	Aon PLC	1,681,436

	Internet Based Services – 2.83%
1,252	Priceline Group, Inc. (a)	1,613,778

	Internet Media – 1.25%
3,745	Baidu, Inc. – ADR (a)	714,846

	Investment Advisory Services – 0.42%
4,880	Oaktree Cap Group, LLC	240,730

	Medical Equipment and Supplies – 2.21%
37,911	Smith & Nephew PLC – ADR	1,263,194

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited), Continued

Shares	COMMON STOCKS – 62.95%, Continued	Value

	Oil and Gas Support Services – 3.23%
14,745	Baker Hughes, Inc.	$646,273
16,202	Schlumberger, Ltd.	1,194,898
		1,841,171

	Pharmaceutical Preparation
	and Manufacturing – 4.25%
5,933	Allergan PLC (a)	1,590,222
6,149	Baxalta, Inc.	248,420
8,094	Novartis AG – ADR	586,329
		2,424,971

	Property and Casualty Insurance – 2.63%
27,783	American International Group, Inc.	1,501,671

	Rail Transportation – 2.28%
5,236	Canadian Pacific Railway Ltd. (b)	694,765
7,589	Union Pacific Corp.	603,705
		1,298,470

	Real Estate Investment Trust – 2.41%
42,203	HCP, Inc.	1,374,974

	Software Publishers – 9.42%
35,719	Microsoft Corp.	1,972,760
50,344	Oracle Corp.	2,059,573
16,678	SAP SE – ADR	1,341,245
		5,373,578

	Telecommunications – 1.36%
14,014	China Mobile Ltd. – ADR	777,076

	Transportation Equipment Manufacturing – 1.42%
51,523	Gentex Corp.	808,396
	TOTAL COMMON STOCKS
	(Cost $32,468,165)	35,908,511

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited), Continued

Shares	PREFERRED STOCKS – 4.29%	Value

	Closed-End Funds – 2.53%
28,553	GDL Fund – Series B	$1,442,069

	Computer and Electronic
	Product Manufacturing – 1.76%
1,040	Samsung Electronics Co., Ltd. (c)	1,006,716
	TOTAL PREFERRED STOCKS
	(Cost $2,283,312)	2,448,785

Principal
Amount	CONVERTIBLE BONDS – 0.87%	Value

	Telecommunications – 0.87%
	Blucora, Inc.
$650,000	4.25%, 4/1/2019 (e)	494,000
	TOTAL CONVERTIBLE BONDS
	(Cost $645,568)	494,000

	CORPORATE BONDS – 4.49%

	Automotive Parts and Accessories – Retail – 0.10%
	Advance Auto Parts, Inc.
50,000	5.75%, 5/1/2020	54,595

	Computer and Electronic Product
	Manufacturing – 0.17%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	94,957

	Petroleum and Coal Products Manufacturing – 0.82%
	Murphy Oil USA, Inc.
449,000	6.00%, 8/15/2023	466,960

	Securities and Commodity Contracts
	Intermediation and Brokerage – 3.40%
	Goldman Sachs Group, Inc.
2,705,000	4.00%, 6/1/2043 (d)	1,942,190
	TOTAL CORPORATE BONDS
	(Cost $2,533,100)	2,558,702

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited), Continued

Principal
Amount	MUNICIPAL BONDS – 2.02%	Value
	California Health Facilities Financing Authority,
	Revenue Bonds, Chinese Hospital Association
$10,000	3.00%, 6/1/2024, Series 2012	$10,452
	California Health Facilities Financing Authority,
	Revenue Bonds, Persons with
	Developmental Disabilities
80,000	7.11%, 2/1/2021, Series 2011B	87,817
135,000	7.875%, 2/1/2026, Series 2011B	152,111
	California State, General Obligation,
	Highway Safety, Traffic Reduction,
	Air Quality and Port Security Bonds
65,000	6.509%, 4/1/2039, Series 2009B	77,377
	California State, General Obligation, Various Purpose
125,000	6.20%, 10/1/2019	145,332
25,000	5.60%, 11/1/2020	29,101
75,000	6.65%, 3/1/2022, Series 2010	91,766
420,000	7.95%, 3/1/2036, Series 2010	509,943
	State of Michigan, General Obligation,
	School Loan and Refunding Bonds
40,000	6.95%, 11/1/2020, Series 2009A	49,476
	TOTAL MUNICIPAL BONDS
	(Cost $1,133,756)	1,153,375

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited), Continued

Shares	MONEY MARKET FUNDS – 25.03%	Value
14,278,238	First American Tax Free Obligations Fund –
	Class Z, 0.10% (f)	$14,278,238
	TOTAL MONEY MARKET FUNDS
	(Cost $14,278,238)	14,278,238
	Total Investments in Securities
	(Cost $53,342,139) – 99.65%	56,841,611
	Other Assets in Excess of Liabilities – 0.35%	198,806
	TOTAL NET ASSETS – 100.00%	$57,040,417

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Variable rate security
(e)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."  Scharf Investments, LLC, the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of March 31, 2016, the value of these investments was $494,000 or 0.87% of total net assets.

(f)	Rate shown is the 7-day annualized yield as of March 31, 2016.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited)

Shares	COMMON STOCKS – 89.87%	Value

	Automotive Parts and Accessories – Retail – 3.83%
5,595	Advance Auto Parts, Inc.	$897,102

	Business Services – 3.60%
16,015	Nielsen Holdings PLC	843,350

	Cable and Other Subscription Programming – 3.71%
14,230	Comcast Corp. – Class A	869,168

	Communications Equipment Manufacturing – 1.00%
3,100	Motorola Solutions, Inc.	234,670

	Computer and Electronic
	Product Manufacturing – 5.51%
7,443	Apple, Inc.	811,213
840	Samsung Electronics Co., Ltd. (c)	478,380
		1,289,593

	Computer Systems Design Services – 2.31%
10,185	Cerner Corp. (a)	539,398

	Conglomerates – 4.85%
7,994	Berkshire Hathaway, Inc. – Class B (a)	1,134,189

	Drug Distribution – Wholesale – 3.80%
5,660	McKesson Corp.	890,035

	Financial Services – 1.41%
3,485	Mastercard, Inc. – Class A	329,333

	Food Services and Drinking Places – 1.87%
5,335	Yum! Brands, Inc.	436,670

	Household Products – 5.48%
68,000	Hengan International Group Co., Ltd. (b)	589,944
414,500	Vinda International Holdings, Ltd. (b)	692,494
		1,282,438

	Insurance Carriers and Related Activities – 4.37%
9,787	Aon PLC	1,022,252

	Internet Based Services – 4.50%
816	Priceline Group, Inc. (a)	1,051,791

	Internet Media – 2.28%
2,797	Baidu, Inc. – ADR (a)	533,891

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited), Continued

Shares	COMMON STOCKS – 89.87%, Continued	Value

	Medical Equipment and Supplies – 1.86%
26,350	Smith & Nephew PLC (b)	$434,461

	Oil and Gas Support Services – 4.14%
12,045	Baker Hughes, Inc.	527,932
5,990	Schlumberger, Ltd.	441,763
		969,695

	Pharmaceutical Preparation
	and Manufacturing – 4.08%
3,561	Allergan PLC (a)	954,455

	Property and Casualty Insurance – 3.34%
14,446	American International Group, Inc.	780,806

	Rail Transportation – 6.19%
3,792	Canadian Pacific Railway Ltd. (b)	503,160
6,039	Kansas City Southern	516,033
5,390	Union Pacific Corp.	428,775
		1,447,968

	Software Publishers – 14.11%
21,184	Microsoft Corp.	1,169,992
32,379	Oracle Corp.	1,324,625
10,021	SAP SE – ADR	805,889
		3,300,506

	Telecommunications – 4.29%
9,638	China Mobile Ltd. – ADR	534,427
19,598	SoftBank Corp. – ADR (a)	468,490
		1,002,917

	Transportation Equipment Manufacturing – 3.34%
49,774	Gentex Corp.	780,954
	TOTAL COMMON STOCKS
	(Cost $20,644,154)	21,025,642

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited), Continued

Shares	PREFERRED STOCKS – 2.29%	Value

	Computer and Electronic
	Product Manufacturing – 2.29%
552	Samsung Electronics Co., Ltd. (c)	$534,334
	TOTAL PREFERRED STOCKS (Cost $485,614)	534,334

	WARRANTS – 1.50%

	Depository Credit Intermediation – 0.67%
8,900	JPMorgan Chase & Co.
	Expiration: October 28, 2018, Exercise Price: $42.204	157,530

	Insurance Carriers and Related Activities – 0.83%
10,388	American International Group, Inc.
	Expiration: January 19, 2021, Exercise Price: $44.734	194,255
	TOTAL WARRANTS (Cost $439,391)	351,785

	MONEY MARKET FUNDS – 5.95%
1,391,384	First American Tax Free Obligations Fund –
	Class Z, 0.10% (d)	1,391,384
	TOTAL MONEY MARKET FUNDS
	(Cost $1,391,384)	1,391,384
	Total Investments in Securities
	(Cost $22,960,543) – 99.61%	23,303,145
	Other Assets in Excess of Liabilities – 0.39%	92,273
	TOTAL NET ASSETS – 100.00%	$23,395,418

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of March 31, 2016.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited), Continued

COUNTRY ALLOCATION
Country	% of Net Assets
United States	75.8%
China	7.1%
Republic of Korea	4.4%
Germany	3.5%
Hong Kong	3.1%
Canada	2.2%
Japan	2.0%
United Kingdom	1.9%
100.0%

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited)

Shares	COMMON STOCKS – 95.05%	Value

	Automotive Parts and Accessories – Retail – 4.09%
2,894	Advance Auto Parts, Inc. (c)	$464,024

	Business Services – 4.61%
9,922	Nielsen Holdings PLC (c)	522,493

	Cable and Other Subscription Programming – 4.23%
7,852	Comcast Corp. – Class A (c)	479,600

	Communications Equipment Manufacturing – 4.48%
6,710	Motorola Solutions, Inc. (c)	507,947

	Computer and Electronic
	Product Manufacturing – 4.07%
4,237	Apple, Inc. (c)	461,791

	Computer Systems Design Services – 2.18%
4,663	Cerner Corp. (a)	246,952

	Conglomerates – 5.71%
4,564	Berkshire Hathaway, Inc. – Class B (a) (c)	647,540

	Drug Distribution – Wholesale – 4.15%
2,995	McKesson Corp. (c)	470,964

	Drug Stores – 4.22%
4,616	CVS Health Corp. (c)	478,818

	General Merchandise Stores – 4.42%
5,854	Dollar General Corp.	501,102

	Insurance Carriers and Related Activities – 4.35%
4,722	Aon PLC (c)	493,213

	Internet Based Services – 4.84%
426	Priceline Group, Inc. (a) (c)	549,097

	Internet Media – 1.98%
1,178	Baidu, Inc. – ADR (a)	224,857

	Medical Equipment and Supplies – 2.92%
9,941	Smith & Nephew PLC – ADR	331,234

	Oil and Gas Support Services – 4.57%
4,337	Baker Hughes, Inc.	190,091
4,444	Schlumberger, Ltd.	327,745
		517,836

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited), Continued

Shares	COMMON STOCKS – 95.05%, Continued	Value

	Pharmaceutical Preparation
	and Manufacturing – 6.08%
1,786	Allergan PLC (a) (c)	$478,701
780	Baxalta, Inc.	31,512
2,484	Novartis AG – ADR	179,941
		690,154

	Property and Casualty Insurance – 4.13%
8,655	American International Group, Inc. (c)	467,803

	Rail Transportation – 5.58%
1,966	Canadian Pacific Railway Ltd. (b) (c)	260,869
2,360	Kansas City Southern (c)	201,662
2,139	Union Pacific Corp.	170,157
		632,688

	Software Publishers – 14.20%
9,954	Microsoft Corp. (c)	549,759
15,801	Oracle Corp. (c)	646,419
5,155	SAP SE – ADR	414,565
		1,610,743

	Telecommunications – 1.98%
4,039	China Mobile Ltd. – ADR	223,963

	Transportation Equipment Manufacturing – 2.26%
16,304	Gentex Corp. (c)	255,810
	TOTAL COMMON STOCKS
	(Cost $10,138,729)	10,778,629

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited), Continued

Shares	MONEY MARKET FUNDS – 4.77%	Value
540,608	First American Tax Free Obligations Fund –
	Class Z, 0.10% (d)	$540,608
	TOTAL MONEY MARKET FUNDS
	(Cost $540,608)	540,608
	Total Investments in Securities
	(Cost $10,679,337) – 99.82%	11,319,237
	Other Assets in Excess of Liabilities – 0.18%	20,037
	TOTAL NET ASSETS – 100.00%	$11,339,274

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of March 31, 2016.

SCHEDULE OF SECURITIES SOLD SHORT at March 31, 2016 (Unaudited)

Shares	EXCHANGE-TRADED FUNDS – 54.80%	Value
30,230	SPDR S&P 500 ETF Trust	$6,214,079
	Total Securities Sold Short
	(Proceeds $5,913,293) – 54.80%	$6,214,079

ETF	Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2016 (Unaudited)

		Scharf Balanced
	Scharf Fund	Opportunity Fund
ASSETS
Investments in securities, at value (identified cost
$523,358,740 and $53,342,139, respectively)	$560,387,514	$56,841,611
Cash	100	25
Receivables:
Fund shares issued	3,829,389	507,385
Dividends and interest	650,307	97,753
Dividend tax reclaim	118,645	12,112
Prepaid expenses	64,641	25,658
Total assets	565,050,596	57,484,544

LIABILITIES
Payables:
Investments purchased	2,490,488	343,266
Fund shares redeemed	627,615	25,000
Advisory fees	391,048	24,409
Shareholder servicing fees	120,120	6,324
Administration and fund accounting fees	111,971	19,232
Audit fees	10,351	10,076
12b-1 fees	51,553	401
Custody fees	8,618	4,604
Transfer agent fees and expenses	11,343	4,713
Shareholder reporting	10,019	1,720
Chief Compliance Officer fee	2,250	2,250
Legal fees	2,003	2,132
Total liabilities	3,837,379	444,127
NET ASSETS	$561,213,217	$57,040,417

CALCULATION OF NET ASSET VALUE PER SHARE
Institutional Shares
Net assets applicable to shares outstanding	$472,502,883	$54,874,825
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	12,006,081	1,858,973
Net asset value, offering and redemption price per share	$39.36	$29.52

Retail Shares
Net assets applicable to shares outstanding	$88,710,334	$2,165,592
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	2,259,044	73,421
Net asset value, offering and redemption price per share	$39.27	$29.50

COMPOSITION OF NET ASSETS
Paid-in capital	$529,286,952	$53,190,523
Undistributed net investment income	190,500	74,855
Accumulated net realized gain/(loss) from
investments and foreign currency	(5,293,347)	275,615
Net unrealized appreciation on investments
and foreign currency	37,029,112	3,499,424
Net assets	$561,213,217	$57,040,417

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2016 (Unaudited)

	Scharf Global	Scharf Alpha
	Opportunity Fund	Opportunity Fund
ASSETS
Investments in securities, at value (identified cost
$22,960,543 and $10,241,318, respectively)	$23,303,145	$11,319,237
Cash	2	—
Segregated cash at custodian	—	443,537
Deposits at broker for short securities	—	5,704,440
Receivables:
Investments sold	95,736	296,511
Fund shares issued	306,505	240,748
Dividends and interest	15,697	11,962
Dividend tax reclaim	4,112	1,269
Due from Adviser (Note 4)	9,662	3,526
Prepaid expenses	12,164	19,376
Total assets	23,747,023	18,040,606

LIABILITIES
Securities sold short (proceeds $5,913,293)	—	6,214,079
Payables:
Investments purchased	283,885	425,191
Shareholder servicing fees	2,832	1,093
Administration and fund accounting fees	17,179	9,055
Audit fees	9,601	5,347
12b-1 fees	25,077	5,129
Custody fees	4,227	5,589
Transfer agent fees and expenses	3,233	1,785
Shareholder reporting	1,766	497
Chief Compliance Officer fee	2,250	1,492
Legal fees	1,555	1,146
Trustee fees	—	1,278
Dividends on short positions	—	29,651
Total liabilities	351,605	6,701,332
NET ASSETS	$23,395,418	$11,339,274

CALCULATION OF NET ASSET VALUE PER SHARE
Retail Shares
Net assets applicable to shares outstanding	$23,395,418	$11,339,274
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	929,327	462,861
Net asset value, offering and
redemption price per share	$25.17	$24.50
COMPOSITION OF NET ASSETS
Paid-in capital	$22,101,540	$11,019,262
Undistributed net investment income/(loss)	15,565	(25,296)
Accumulated net realized gain from
investments and foreign currency	935,515	6,191
Net unrealized appreciation on investments,
securities sold short, and foreign currency	342,798	339,117
Net assets	$23,395,418	$11,339,274

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2016 (Unaudited)

		Scharf Balanced
	Scharf Fund	Opportunity Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance fees
of $98,834 and $9,299, respectively)	$2,875,977	$309,927
Interest	1,370	80,546
Total income	2,877,347	390,473
Expenses
Advisory fees (Note 4)	2,428,750	248,006
Administration and fund accounting fees (Note 4)	209,774	35,139
Shareholder servicing fees – Institutional Class (Note 6)	142,099	19,847
Shareholder servicing fees – Retail Class (Note 6)	32,876	169
12b-1 distribution fees – Retail Class (Note 5)	83,121	401
Registration fees	36,505	13,242
Custody fees (Note 4)	33,495	12,518
Transfer agent fees and expenses (Note 4)	26,661	8,703
Audit fees	10,350	10,076
Reports to shareholders	7,884	686
Miscellaneous expenses	5,822	1,704
Trustee fees	5,563	4,676
Chief Compliance Officer fee (Note 4)	4,500	4,500
Legal fees	4,432	4,181
Insurance expense	3,697	1,232
Total expenses	3,035,529	365,080
Less: advisory fee waiver (Note 4)	(348,682)	(83,923)
Net expenses	2,686,847	281,157
Net investment income	190,500	109,316

REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	1,057,650	970,498
Foreign currency	2,807	(17)
Net change in unrealized appreciation on:
Investments	28,603,561	1,003,303
Foreign currency	3,797	413
Net realized and unrealized gain on
investments and foreign currency	29,667,815	1,974,197
Net Increase in Net Assets
Resulting from Operations	$29,858,315	$2,083,513

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF OPERATIONS For the Period Ended March 31, 2016 (Unaudited)

	Scharf Global	Scharf Alpha
	Opportunity Fund	Opportunity Fund*
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $4,182 and $992, respectively)	$105,525	$27,924
Interest	33	13
Total income	105,558	27,937
Expenses
Advisory fees (Note 4)	104,027	20,310
Administration and fund accounting fees (Note 4)	29,833	13,348
Custody fees (Note 4)	12,983	2,242
12b-1 distribution fees – Retail Class (Note 5)	12,838	5,129
Registration fees	10,262	—
Audit fees	9,600	5,347
Shareholder servicing fees – Retail Class (Note 6)	8,939	2,051
Transfer agent fees and expenses (Note 4)	6,458	2,705
Chief Compliance Officer fee (Note 4)	4,500	5,811
Trustee fees	4,170	6,561
Legal fees	3,561	1,826
Miscellaneous expenses	2,079	631
Insurance expense	1,176	1,913
Reports to shareholders	626	497
Total expenses before dividends and interest
expense on short positions	211,052	68,371
Dividends on short positions	—	29,651
Interest expense on short positions	—	3,068
Total expenses before advisory fee waiver
and expense reimbursement	211,052	101,090
Less: advisory fee waiver and
expense reimbursement (Note 4)	(167,295)	(47,857)
Net expenses	43,757	53,233
Net investment income/(loss)	61,801	(25,296)

REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS, SECURITIES SOLD SHORT,
AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	50,088	6,191
Foreign currency	(10)	—
Net change in unrealized appreciation/(depreciation) on:
Investments	970,809	639,900
Securities sold short	—	(300,786)
Foreign currency	216	3
Net realized and unrealized gain on investments,
securities sold short, and foreign currency	1,021,103	345,308
Net Increase in Net Assets
Resulting from Operations	$1,082,904	$320,012

*	Commenced operations on December 31, 2015.

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2016	Year Ended
	(Unaudited)	September 30, 2015
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$190,500	$213,495
Net realized gain from investments
and foreign currency	1,060,457	10,349,648
Net change in unrealized appreciation/(depreciation) on:
Investments	28,603,561	(14,873,452)
Written options	—	31,774
Foreign currency	3,797	(2,045)
Net increase/(decrease) in net assets
resulting from operations	29,858,315	(4,280,580)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Institutional Class Shares	(226,106)	(165,769)
Retail Class Shares	(27,082)	—
From net realized gain on investments
Institutional Class Shares	(14,375,837)	(7,672,672)
Retail Class Shares	(1,867,560)	—
Total distributions to shareholders	(16,496,585)	(7,838,441)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	128,327,345	243,189,971
Total increase in net assets	141,689,075	231,070,950

NET ASSETS
Beginning of period	419,524,142	188,453,192
End of period	$561,213,217	$419,524,142
Undistributed net investment income	$190,500	$253,188

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Institutional Class

	Six Months Ended
	March 31, 2016		Year Ended
	(Unaudited)		September 30, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	3,315,458	$127,014,421	6,030,379	$238,847,106
Shares issued on
reinvestments of distributions	372,564	14,541,157	204,479	7,780,434
Shares redeemed*	(1,565,430)	(58,544,181)	(1,183,272)	(47,244,412)
Net increase	2,122,592	$83,011,397	5,051,586	$199,383,128
* Net of redemption fees of		$6,741		$3,319

Retail Class

	Six Months Ended		January 28, 2015**
	March 31, 2016		to
	(Unaudited)		September 30, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,250,703	$48,305,084	1,099,297	$44,289,986
Shares issued on
reinvestments of distributions	48,576	1,893,484	—	—
Shares redeemed*	(127,711)	(4,882,620)	(11,821)	(483,143)
Net increase	1,171,568	$45,315,948	1,087,476	$43,806,843
* Net of redemption fees of		$6,104		$223
** Commencement of operations.

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2016	Year Ended
	(Unaudited)	September 30, 2015
INCREASE/(DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$109,316	$114,908
Net realized gain from investments
and foreign currency	970,481	1,253,486
Net change in unrealized appreciation/(depreciation) on:
Investments	1,003,303	(770,567)
Written options	—	6,674
Foreign currency	413	(267)
Net increase in net assets resulting from operations	2,083,513	604,234

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Institutional Class	(119,730)	(138,726)
From net realized gain on investments
Institutional Class	(1,863,122)	(1,673,391)
Total distributions to shareholders	(1,982,852)	(1,812,117)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	9,876,189	10,336,843
Total increase in net assets	9,976,850	9,128,960

NET ASSETS
Beginning of period	47,063,567	37,934,607
End of period	$57,040,417	$47,063,567
Undistributed net investment income	$74,855	$85,269

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Institutional Class

	Six Months Ended
	March 31, 2016		Year Ended
	(Unaudited)		September 30, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	265,320	$7,648,112	504,493	$15,316,361
Shares issued on
reinvestments of distributions	66,833	1,970,898	61,128	1,802,674
Shares redeemed*	(62,918)	(1,849,664)	(221,100)	(6,782,192)
Net increase	269,235	$7,769,346	344,521	$10,336,843
* Net of redemption fees of		$1		$1

Retail Class

	January 21, 2016**
	to
	March 31, 2016
	(Unaudited)
	Shares	Paid-in Capital
Shares sold	73,421	$2,106,843
Net increase	73,421	$2,106,843
** Commencement of operations.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	October 14, 2014*
	March 31, 2016	to
	(Unaudited)	September 30, 2015
INCREASE/(DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$61,801	$129,037
Net realized gain from investments,
securities sold short, and foreign currency	50,078	420,708
Net change in unrealized depreciation
on investments and foreign currency	971,025	(628,227)
Net increase/(decrease) in net assets
resulting from operations	1,082,904	(78,482)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(159,894)	(15,364)
From net realized gain on investments	(810,028)	—
Total distributions to shareholders	(969,922)	(15,364)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	4,934,572	18,441,710
Total increase in net assets	5,047,554	18,347,864

NET ASSETS
Beginning of period	18,347,864	—
End of period	$23,395,418	$18,347,864
Undistributed net investment income	$15,565	$113,658

(a)	A summary of share transactions is as follows:

	Six Months Ended		October 14, 2014*
	March 31, 2016		to
	(Unaudited)		September 30, 2015
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	176,980	$4,544,384	322,621	$8,479,608
Shares issued on
reinvestments of distributions	38,004	969,475	614	15,364
Shares issued in connection
with transfer in-kind	—	—	419,054	10,057,288
Shares redeemed	(23,525)	(579,287)	(4,421)	(110,550)
Net increase	191,459	$4,934,572	737,868	$18,441,710

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS

December 31, 2015*
to
March 31, 2016
INCREASE IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(25,296)
Net realized gain from investments	6,191
Net change in unrealized appreciation on investments,
securities sold short and foreign currency	339,117
Net increase in net assets resulting from operations	320,012

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	11,019,262
Total increase in net assets	11,339,274

NET ASSETS
Beginning of period	—
End of period	$11,339,274
Accumulated net investment loss	$(25,296)

(a)	A summary of share transactions is as follows:

	December 31, 2015*
	to
	March 31, 2016
	Shares	Paid-in Capital
Shares sold	278,148	$6,586,155
Shares issued in connection with transfer in-kind	184,713	4,433,107
Net increase	462,861	$11,019,262

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

STATEMENT OF CASH FLOWS (Unaudited)

For the Period December 31, 2015* through March 31, 2016 (Unaudited)

Increase/(decrease) in cash —

Cash flows from operating activities:
Net increase/(decrease) in net assets from operations	$320,012
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash used in operating activities:
Purchases of investment securities	(7,116,470)
Proceeds for sales of investment securities	713,864
Proceeds on securities sold short	5,913,293
Proceeds for short-term investments, net	159,392
Increase in deposits at broker	(5,704,440)
Increase in dividends and interest receivable	(13,231)
Increase in receivable for securities sold	(296,511)
Increase in due from Adviser	(3,526)
Increase in prepaid expenses and other assets	(19,376)
Increase in payable for securities purchased	425,191
Increase in payable for dividends on short positions	29,651
Increase in accrued administration fees	9,055
Increase in 12b-1 distribution and service fees	6,222
Increase in compliance fees	1,492
Increase in custody fees	5,589
Increase in transfer agent fees and expenses	1,785
Increase in other accrued expenses	8,268
Unrealized appreciation on securities	(339,114)
Net realized gain on investments	(6,191)
Net cash used in operating activities	(5,905,045)

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

STATEMENT OF CASH FLOWS (Unaudited), Continued

Cash flows from financing activities:
Proceeds from shares sold	$6,345,407
Payment on shares redeemed	—
Distributions paid in cash	—
Net cash provided by financing activities	6,345,407

Net increase in cash	440,362
Cash:
Beginning balance	3,175
Ending balance	$443,537
Supplemental information:
Non-cash financing activities not included herein consists
of reinvestment of dividends and distributions	$—
Cash paid for interest	$3,068

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class

	Six Months					December 30,
	Ended					2011*
	March 31,					to
	2016		Year Ended September 30,			September 30,
	(Unaudited)		2015	2014	2013	2012
Net asset value,
beginning of period	$38.24		$39.00	$32.43	$27.47	$24.00

Income from investment operations:
Net investment income^	0.02		0.03	0.05	0.05	0.14
Net realized and unrealized
gain on investments and
foreign currency	2.46		0.60	6.56	5.02	3.33
Total from investment operations	2.48		0.63	6.61	5.07	3.47
Less distributions:
From net investment income	(0.02)		(0.03)	(0.02)	(0.07)	—
From net realized gain
on investments	(1.34)		(1.36)	(0.02)	(0.04)	—
Total distributions	(1.36)		(1.39)	(0.04)	(0.11)	—
Paid-in capital from
redemption fees^#	0.00		0.00	0.00	0.00	0.00
Net asset value, end of period	$39.36		$38.24	$39.00	$32.43	$27.47

Total return	6.52	%‡	1.62%	20.39%	18.55%	14.46	%‡

Ratios/supplemental data:
Net assets, end of period
(thousands)	$472,503		$377,974	$188,453	$79,068	$37,878
Ratio of expenses
to average net assets:
Before fee waivers	1.20	%†	1.26%	1.30%	1.46%	1.88	%†
After fee waivers	1.06	%†	1.13%**	1.25%	1.25%	1.25	%†
Ratio of net investment income/(loss)
to average net assets:
Before fee waivers	(0.03	)%†	(0.05)%	0.08%	(0.05)%	0.07	%†
After fee waivers	0.11	%†	0.08%	0.13%	0.16%	0.70	%†
Portfolio turnover rate	16.60	%‡	33.85%	31.20%	36.51%	21.75	%‡

*	Commencement of operations.
**	Effective January 28, 2015, the adviser contractually agreed to lower the net annual operating expense limit to 1.09%.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class

	Six Months Ended		January 28, 2015*
	March 31, 2016		to
	(Unaudited)		September 30, 2015
Net asset value, beginning of period	$38.21		$38.85

Income from investment operations:
Net investment loss^	(0.03)		(0.02)
Net realized and unrealized gain/(loss)
on investments and foreign currency	2.45		(0.62)
Total from investment operations	2.42		(0.64)

Less distributions:
From net investment income	(0.02)		—
From net realized gain on investments	(1.34)		—
Total distributions	(1.36)		—
Net asset value, end of period	$39.27		$38.21

Total return	6.36	%‡	(1.65	)%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$88,710		$41,551
Ratio of expenses to average net assets:
Before fee waivers	1.49	%†	1.53	%†
After fee waivers	1.34	%†	1.34	%†
Ratio of net investment loss to average net assets:
Before fee waivers	(0.30	)%†	(0.27	)%†
After fee waivers	(0.15	)%†	(0.08	)%†
Portfolio turnover rate	16.60	%‡	33.85	%‡**

*	Commencement of operations.
**	Portfolio turnover calculated for the year ended September 30, 2015.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class

	Six Months				December 31,
	Ended				2012*
	March 31,		Year Ended		to
	2016		September 30,		September 30,
	(Unaudited)		2015	2014	2013
Net asset value, beginning of period	$29.60		$30.46	$27.16	$24.00

Income from investment operations:
Net investment income	0.06		0.08 ^	0.14	0.13	^
Net realized and unrealized gain on
investments and foreign currency	1.09		0.34	3.60	3.03
Total from investment operations	1.15		0.42	3.74	3.16

Less distributions:
From net investment income	(0.08)		(0.10)	(0.14)	—
From net realized gain on investments	(1.15)		(1.18)	(0.30)	—
Total distributions	(1.23)		(1.28)	(0.44)	—
Paid-in capital from redemption fees	0.00	^#	0.00 ^#	—	0.00	^#
Net asset value, end of period	$29.52		$29.60	$30.46	$27.16

Total return	3.88	%‡	1.38%	13.93%	13.17	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$54,875		$47,064	$37,935	$17,693
Ratio of expenses to average net assets:
Before fee waivers	1.46	%†	1.45%	1.69%	2.10	%†
After fee waivers	1.12	%†	1.20%	1.20%	1.20	%†
Ratio of net investment income/(loss)
to average net assets:
Before fee waivers	0.10	%†	0.00%	0.13%	(0.22	)%†
After fee waivers	0.44	%†	0.25%	0.62%	0.68	%†
Portfolio turnover rate	21.38	%‡	39.09%	36.18%	23.01	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class

	January 21, 2016*
	to
	March 31, 2016
	(Unaudited)
Net asset value, beginning of period	$27.68

Income from investment operations:
Net investment income	0.01	^
Net realized and unrealized gain on investments and foreign currency	1.81
Total from investment operations	1.82
Net asset value, end of period	$29.50

Total return	6.58	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$2,166
Ratio of expenses to average net assets:
Before fee waivers	1.85	%†
After fee waivers	1.35	%†
Ratio of net investment income/(loss) to average net assets:
Before fee waivers	(0.38	)%†
After fee waivers	0.12	%†
Portfolio turnover rate	21.38	%‡**

*	Commencement of operations.
^	Based on average shares outstanding.
**	Portfolio turnover calculated for the period ended March 31, 2016.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class

	Six Months Ended		October 14, 2014*
	March 31, 2016		to
	(Unaudited)		September 30, 2015
Net asset value, beginning of period	$24.87		$24.00

Income from investment operations:
Net investment income	0.06		0.19
Net realized and unrealized gain on
investments and foreign currency	1.44		0.71
Total from investment operations	1.50		0.90

Less distributions:
From net investment income	(0.20)		(0.03)
From net realized gain on investments	(1.00)		—
Total distributions	(1.20)		(0.03)
Net asset value, end of period	$25.17		$24.87
Total return	5.97	%‡	3.75	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$23,395		$18,348
Ratio of expenses to average net assets:
Before fee waivers and expense reimbursement	2.00	%†	2.36	%†
After fee waivers and expense reimbursement	0.42	%†	0.50	%†
Ratio of net investment income/(loss) to average net assets:
Before fee waivers and expense reimbursement	(1.00	)%†	(1.01	)%†
After fee waivers and expense reimbursement	0.58	%†	0.85	%†
Portfolio turnover rate	21.53	%‡	60.44	%‡**

*	Commencement of operations.
**	Portfolio turnover calculated for the period ended September 30, 2015.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

SCHARF ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class

	December 31, 2015*
	to
	March 31, 2016
	(Unaudited)
Net asset value, beginning of period	$24.00

Income from investment operations:
Net investment loss	(0.05)
Net realized and unrealized gain on investments and foreign currency	0.55
Total from investment operations	0.50
Net asset value, end of period	$24.50

Total return	2.08	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$11,339
Ratio of expenses to average net assets:
Before fee waivers and expense reimbursement	4.93	%†
After fee waivers and expense reimbursement	2.59	%†
Ratio of net investment loss to average net assets:
Before fee waivers and expense reimbursement	(3.57	)%†
After fee waivers and expense reimbursement	(1.23	)%†
Portfolio turnover rate	10.10	%‡

*	Commencement of operations.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

The Scharf Fund, the Scharf Balanced Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund (each a "Fund" and collectively, the "Funds") are each a series of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Scharf Fund and the Scharf Balanced Opportunity Fund are diversified, while the Scharf Global Opportunity Fund and the Scharf Alpha Opportunity Fund are non-diversified. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

The investment objective of the Scharf Fund and the Scharf Global Opportunity Fund is to seek long-term capital appreciation. The investment objective of the Scharf Balanced Opportunity Fund is to seek long-term capital appreciation and income. The investment objective of the Scharf Alpha Opportunity Fund is to seek long-term capital appreciation and to provide returns above inflation while exposing investors to less volatility than typical equity investments. The Scharf Fund Institutional Class and Retail Class commenced operations on December 30, 2011 and January 28, 2015, respectively. The Scharf Balanced Opportunity Fund Institutional Class (formerly Investor Class) and Retail Class commenced operations on December 31, 2012 and January 21, 2016, respectively.

The Scharf Global Opportunity Fund commenced operations on October 14, 2014. The initial purchase into the Fund included a transfer in-kind of securities and cash. The transfer in-kind was nontaxable. The Fund issued 419,054 shares on October 14, 2014. The fair value and cost of securities received by the Fund was $7,814,245 and $6,536,468, respectively. In addition, the Fund received $2,243,043 of cash. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Scharf Alpha Opportunity Fund commenced operations on December 31, 2015. The initial purchase into the Fund included a transfer in-kind of securities and cash. The transfer in-kind was nontaxable. The Fund issued 184,713 shares on December 31, 2015. The fair value and cost of securities received by the Fund was $3,729,932 and $3,291,912, respectively. In addition, the Fund received $703,175 of cash. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2016 (Unaudited), Continued

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the tax positions of the Scharf Fund and the Scharf Balanced Opportunity Fund and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2013-2015, or expected to be taken in the Funds’ 2016 tax returns. Management has analyzed the Scharf Global Opportunity Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year 2015, or expected to be taken in the Fund’s 2016 tax returns. Management has analyzed the Scharf Alpha Opportunity Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2016 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specified cost.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2016 (Unaudited), Continued

classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: The Scharf Fund charges a 2.00% redemption fee to shareholders who redeem shares held for 60 days or less. The Scharf Balanced Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund each charge a 2.00% redemption fee to shareholders who redeem shares held for 15 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  During the period ended March 31, 2016, the Scharf Fund and the Scharf Balanced Opportunity Fund retained $12,845 and $1, respectively, in redemption fees.

G.	Foreign Securities: The Funds may invest in securities of foreign companies. Foreign economies may differ from the U.S. economy and individual foreign

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2016 (Unaudited), Continued

companies may differ from domestic companies in the same industry. Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

H.
Leverage and Short Sales: The Scharf Alpha Opportunity Fund may use leverage in connection with its investment activities and may affect short sales of securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes. In lieu of maintaining cash or

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2016 (Unaudited), Continued

high-grade securities in a segregated account to cover the Fund’s short sale obligations, the Fund may earmark cash or high-grade securities on the Fund’s records or hold offsetting positions.

I.
Derivatives: The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Adviser and consistent with each Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold the security, will maintain liquid assets consisting of cash, short-term securities, or equity or debt securities equal to the market value of the security underlying the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2016 (Unaudited), Continued

security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The Funds did not invest in derivative instruments during the period ended March 31, 2016.

J.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of March 31, 2016, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities:  The Funds’ investments are carried at fair value. Equity securities, including common stocks, preferred stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2016 (Unaudited), Continued

on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP").  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Fixed Income Securities: Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. Government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Options: Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (the "Board") has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors,

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2016 (Unaudited), Continued

including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2016:

Scharf Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$104,298,384	$—	$—	$104,298,384
Consumer Staples	21,901,137	—	—	21,901,137
Energy	26,572,896	—	—	26,572,896
Finance and Insurance	74,230,394	—	—	74,230,394
Healthcare	81,452,782	—	—	81,452,782
Industrial	22,193,017	—	—	22,193,017
Information Technology	129,619,543	—	—	129,619,543
Professional, Scientific,
and Technical Services	23,778,676	—	—	23,778,676
Telecommunications	10,924,316	—	—	10,924,316
Total Common Stocks	494,971,145	—	—	494,971,145
Preferred Stocks
Computer and Electronic
Product Manufacturing	8,208,604	—	—	8,208,604
Total Preferred Stocks	8,208,604	—	—	8,208,604
Money Market Funds	57,207,765	—	—	57,207,765
Total Investments in Securities	$560,387,514	$—	$—	$560,387,514

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2016 (Unaudited), Continued

Scharf Balanced Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,752,661	$—	$—	$6,752,661
Consumer Staples	1,566,115	—	—	1,566,115
Energy	1,841,171	—	—	1,841,171
Finance and Insurance	5,430,163	—	—	5,430,163
Healthcare	6,186,896	—	—	6,186,896
Industrial	1,298,470	—	—	1,298,470
Information Technology	9,079,015	—	—	9,079,015
Professional, Scientific,
and Technical Services	1,601,970	—	—	1,601,970
Real Estate	1,374,974	—	—	1,374,974
Telecommunications	777,076	—	—	777,076
Total Common Stocks	35,908,511	—	—	35,908,511
Preferred Stocks
Closed-End Funds	—	1,442,069	—	1,442,069
Computer and Electronic
Product Manufacturing	—	1,006,716	—	1,006,716
Total Preferred Stocks	—	2,448,785	—	2,448,785
Fixed Income
Convertible Bonds	—	494,000	—	494,000
Corporate Bonds	—	2,558,702	—	2,558,702
Municipal Bonds	—	1,153,375	—	1,153,375
Total Fixed Income	—	4,206,077	—	4,206,077
Money Market Funds	14,278,238	—	—	14,278,238
Total Investments in Securities	$50,186,749	$6,654,862	$—	$56,841,611

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2016 (Unaudited), Continued

Scharf Global Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,035,686	$—	$—	$4,035,686
Consumer Staples	1,282,438	—	—	1,282,438
Energy	969,695	—	—	969,695
Finance and Insurance	3,266,580	—	—	3,266,580
Healthcare	2,818,349	—	—	2,818,349
Industrial	1,447,967	—	—	1,447,967
Information Technology	5,358,660	—	—	5,358,660
Professional, Scientific,
and Technical Services	843,350	—	—	843,350
Telecommunications	1,002,917	—	—	1,002,917
Total Common Stocks	21,025,642	—	—	21,025,642
Preferred Stocks
Computer and Electronic
Product Manufacturing	534,334	—	—	534,334
Total Preferred Stocks	534,334	—	—	534,334
Warrants	351,785	—	—	351,785
Money Market Funds	1,391,384	—	—	1,391,384
Total Investments in Securities	$23,303,145	$—	$—	$23,303,145

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2016 (Unaudited), Continued

Scharf Alpha Opportunity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Consumer Discretionary	$2,249,633	$—	$—	$2,249,633
Consumer Staples	478,818	—	—	478,818
Energy	517,836	—	—	517,836
Finance and Insurance	1,608,556	—	—	1,608,556
Healthcare	1,739,305	—	—	1,739,305
Industrial	632,688	—	—	632,688
Information Technology	2,805,338	—	—	2,805,338
Professional, Scientific,
and Technical Services	522,492	—	—	522,492
Telecommunications	223,963	—	—	223,963
Total Common Stocks	10,778,629	—	—	10,778,629
Money Market Funds	540,608	—	—	540,608
Total Investments in Securities	$11,319,237	$—	$—	$11,319,237
Liabilities:
Securities Sold Short
Exchange-Traded Funds	$6,214,079	$—	$—	$6,214,079
Total Securities Sold Short	$6,214,079	$—	$—	$6,214,079

Refer to the Funds’ schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at March 31, 2016, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended March 31, 2016.

In May 2015, FASB issued Accounting Standards Update ("ASU") No. 2015-07 "Disclosure for Investments in Certain Entities that Calculate Net Asset Value ("NAV") per Share (or its equivalent)."  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2016 (Unaudited), Continued

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Scharf Investments, LLC (the "Adviser") pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by each Fund.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Funds pay fees calculated at an annual rate of 0.99% based upon the average daily net assets of each Fund.  For the period ended March 31, 2016, Funds incurred the following in advisory fees:

Advisory Fees
Scharf Fund	$2,428,750
Scharf Balanced Opportunity Fund	248,006
Scharf Global Opportunity Fund	104,027
Scharf Alpha Opportunity Fund	20,310

The Funds are responsible for their own operating expenses. The Adviser has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest expense, dividends on securities sold short, taxes and extraordinary expenses)  to 1.09% and 1.34% per the operating expenses limitation agreement for the Institutional Class and Retail Class, respectively, of the Scharf Fund and 1.00% for the Scharf Alpha Opportunity Fund. Effective January 21, 2016, the actual net expenses are being limited to 1.05% and 1.30%  for the Institutional Class and Retail Class, respectively, of the Scharf Balanced Opportunity Fund and 0.65% of the Scharf Global Opportunity Fund. Prior to January 21, 2016, the Scharf Balanced Opportunity Fund Institutional Class and the Scharf Global Opportunity Fund actual net expenses were limited to 1.20% and 0.50%, respectively. Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the period ended March 31, 2016, the Adviser reduced its fees in the amount of $348,682, $83,923, $167,295, and $47,857, for the Scharf Fund, the Scharf Balanced Opportunity Fund, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund, respectively.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2016 (Unaudited), Continued

The expense limitation for the Scharf Fund and the Scharf Balanced Opportunity Fund will remain in effect through at least January 27, 2018. The expense limitation for the Scharf Global Opportunity Fund will remain in effect through January 27, 2017, after which its expense cap will increase to 1.50%, and thereafter the expense cap will be 1.50% from January 28, 2017 through at least January 27, 2018. The expense limitation for the Scharf Alpha Opportunity Fund will remain in effect through January 27, 2017, after which its expense cap will increase to 1.50% through at least January 27, 2018. The expense caps may be terminated only by the Board of Trustees (the "Board") of the Trust.  Cumulative expenses subject to recapture expire as follows:

		Scharf Balanced		Scharf Global		Scharf Alpha
		Opportunity		Opportunity		Opportunity
Scharf Fund		Fund		Fund		Fund
Year	Amount	Year	Amount	Year	Amount	Year	Amount
2016	$113,665	2016	$93,377
2017	62,615	2017	127,045
2018	397,364	2018	116,422	2018	$282,681
2019	348,682	2019	83,923	2019	167,295	2019	$47,857
	$922,326		$420,767		$449,976		$47,857

U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC ("USBFS" or the "Transfer Agent") also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

For the period ended March 31, 2016, the Funds incurred the following expenses for administration and fund accounting, custody, transfer agency, and Chief Compliance Officer fees:

		Scharf	Scharf	Scharf
		Balanced	Global	Alpha
	Scharf	Opportunity	Opportunity	Opportunity
	Fund	Fund	Fund	Fund
Administration and
Fund Accounting	$209,774	$35,139	$29,833	$13,348
Custody	33,495	12,518	12,983	2,242
Transfer Agency (a)	17,708	7,402	5,586	2,586
Chief Compliance Officer	4,500	4,500	4,500	5,811

(a)	Does not include out-of-pocket expenses.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2016 (Unaudited), Continued

At March 31, 2016, the Funds had payables due to USBFS for administration and fund accounting, U.S. Bank N.A. for custody fees, transfer agency, and Chief Compliance Officer fees in the following amounts:

		Scharf	Scharf	Scharf
		Balanced	Global	Alpha
	Scharf	Opportunity	Opportunity	Opportunity
	Fund	Fund	Fund	Fund
Administration and
Fund Accounting	$111,971	$19,232	$17,179	$9,055
Custody	8,618	4,604	4,227	5,589
Transfer Agency (a)	9,189	3,803	2,642	1,703
Chief Compliance Officer	2,250	2,250	2,250	1,492

(a)	Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the "Distributor") acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are employees of the Administrator. The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

NOTE 5 – 12B-1 DISTRIBUTION FEE

The Scharf Fund – Retail Class, the Scharf Balanced Opportunity Fund – Retail Class, the Scharf Global Opportunity Fund, and the Scharf Alpha Opportunity Fund have adopted a distribution plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits each class to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended March 31, 2016, the Funds paid the Distributor the following in 12b-1 fees:

12b-1 Fees
Scharf Fund – Retail Class	$83,121
Scharf Balanced Opportunity Fund – Retail Class	401
Scharf Global Opportunity Fund	12,838
Scharf Alpha Opportunity Fund	5,129

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2016 (Unaudited), Continued

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a Shareholder Servicing Agreement (the "Agreement") with the Adviser, under which the Funds may pay servicing fees at an annual rate of 0.10% of the average daily net assets of each Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the period ended March 31, 2016, the Funds incurred the following shareholder servicing fees under the agreement:

Shareholder
Servicing Fees
Scharf Fund
Institutional Class	$142,099
Retail Class	32,876
Scharf Balanced Opportunity Fund
Institutional Class	19,847
Retail Class	169
Scharf Global Opportunity Fund	8,939
Scharf Alpha Opportunity Fund	2,051

NOTE 7 – LINES OF CREDIT

The Scharf Fund and the Scharf Balanced Opportunity Fund had lines of credit in the amount of $6,000,000 and $1,000,000, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the six months ended March 31, 2016, the Funds did not draw upon their lines of credit.

NOTE 8 – PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2016, the cost of purchases (including the securities received in a transfer in-kind) and the proceeds from sales of securities, excluding short-term securities, were as follows:

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2016 (Unaudited), Continued

	Purchases	Sales
Scharf Fund	$184,116,567	$73,107,004
Scharf Balanced Opportunity Fund	12,794,990	8,289,369
Scharf Global Opportunity Fund	8,070,981	4,327,374
Scharf Alpha Opportunity Fund	10,408,383	713,864

There were no purchases and sales of U.S. Government securities during the period ended March 31, 2016.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2015, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

		Scharf	Scharf
		Balanced	Global
	Scharf	Opportunity	Opportunity
	Fund	Fund	Fund
Cost of investments (a)	$411,727,686	$44,676,117	$17,616,883
Gross tax unrealized appreciation	31,384,608	4,219,093	2,989,632
Gross tax unrealized depreciation	(23,332,660)	(1,731,630)	(2,501,157)
Net tax unrealized appreciation (a)	8,051,948	2,487,463	488,475
Undistributed ordinary income	253,188	85,269	113,658
Undistributed long-term
capital gains	10,262,858	1,176,962	578,783
Total distributable earnings	10,516,046	1,262,231	692,441
Unrealized depreciation
foreign currency	(3,459)	(461)	(20)
Total accumulated
earnings/(losses)	$18,564,535	$3,749,233	$1,180,896

(a)
The difference between book-basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, tax adjustments related to partnerships and a transfer in-kind.

The cost basis of investments for federal income tax purposes at March 31, 2016 for the Scharf Alpha Opportunity Fund was as follows (because tax adjustments are calculated annually, these amounts do not reflect tax adjustments since the Fund did not have a full fiscal year):

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2016 (Unaudited), Continued

Scharf Alpha
Opportunity Fund
Cost of investments	$10,241,318
Gross unrealized appreciation	1,244,226
Gross unrealized depreciation	(166,307)
Net unrealized appreciation	$1,077,919

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.  Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses.  As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The tax character of distributions paid during the period ended March 31, 2016 and the year ended September 30, 2015 was as follows:

			Scharf Balanced
	Scharf Fund		Opportunity Fund
	March 31,	September 30,	March 31,	September 30,
	2016	2015	2016	2015
Ordinary Income	$253,188	$346,481	$119,730	$428,017
Long-Term
Capital Gains	16,243,397	7,491,960	1,863,122	1,384,100

	Scharf Global		Scharf Alpha
	Opportunity Fund		Opportunity Fund
	March 31,	September 30,	March 31,	September 30,
	2016	2015	2016	2015
Ordinary Income	$165,449	$15,364	$—	$—
Long-Term
Capital Gains	804,473	—	—	—

The Scharf Fund, Scharf Balanced Opportunity Fund and the Scharf Global Opportunity Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended September 30, 2015.

NOTE 10 – CLASS NAME CHANGE

Effective January 21, 2016, the Scharf Balanced Opportunity Fund Investor Class changed its name to the Scharf Balanced Opportunity Fund Institutional Class.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2016 (Unaudited), Continued

NOTE 11 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Non-Diversification Risk (Scharf Global Opportunity Fund and Scharf Alpha Opportunity Fund).  To the extent that the Funds invest their assets in fewer securities, the Funds are subject to a greater risk of loss if any of those securities become permanently impaired than a fund that invests more widely.

•
Foreign and Emerging Market Securities Risk.  The risks of investing in the securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.  These risks are greater in emerging markets.

•
Investment Style Risk.  The Adviser follows an investing style that favors relatively low valuations.  At times when this style is out of favor, the Funds may underperform funds that use different investing styles.

•
Small- and Medium-Sized Company Risk.  Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Special Situations Risk.  There is a risk that the special situation (i.e., spin-off, liquidation, merger, etc.) might not occur, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Funds.  In addition, investments in special situation companies may be illiquid and difficult to value, which will require a Fund to employ fair value procedures to value its holdings in such investments.

•
Short Sales Risk (Scharf Alpha Opportunity Fund).  A short sale is the sale by the Alpha Opportunity Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2016 (Unaudited), Continued

period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.

•
Leverage Risk (Scharf Alpha Opportunity Fund).  Leverage is investment exposure which exceeds the initial amount invested.  Leverage can cause the portfolio to lose more than the principal amount invested.  Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

SCHARF FUNDS

NOTICE TO SHAREHOLDERS at March 31, 2016 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-572-4273 (1-866-5SCHARF) or on the U.S. Securities and Exchange Commission’s ("SEC") website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2015

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-572-4273 (1-866-5SCHARF). Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Funds’ Form N-Q is also available by calling 1-866-572-4273 (1-866-5SCHARF).

SCHARF FUNDS

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses,  annual and semi-annual reports, proxy statement and other similar documents you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-572-4273 (1-866-5SCHARF) to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Scharf Alpha Opportunity Fund

At a meeting held on December 2-3, 2015, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the initial investment advisory agreement (the "Advisory Agreement") between Advisors Series Trust (the "Trust") and Scharf Investments, LLC (the "Adviser") for the Scharf Alpha Opportunity Fund (the "Fund") for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement.

A majority of the Board, which includes a majority of Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Adviser that would be involved in the day-to-day activities of the Fund, noting that the Adviser currently serves as investment adviser to three other mutual funds within the Trust.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer, the Adviser’s compliance record and the Adviser’s disaster recovery/business continuity plan.  The Board also considered the Adviser’s business plan, noting that the Adviser currently manages other accounts with substantially similar objectives, policies, strategies and risks as the Fund.  After discussion, the Board concluded that the Adviser has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services will be satisfactory.

The Trustees then discussed the expected costs of the services to be provided by the Adviser and the structure of the Adviser’s fees under the Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the Funds, the Board reviewed and compared the Fund’s anticipated fees and expenses to those funds in its Lipper peer group, as well as the fees and expenses for similar types of accounts managed by the Adviser.  The Board viewed such information as a whole as useful in assessing whether the Adviser would be able to provide services at a cost that was competitive with other similar funds and consistent with an arm’s length bargaining process.  The Trustees also took into account the proposed expense waivers.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

The Board noted that the Adviser was agreeing to waive its advisory fees and reimburse the Fund for certain of its expenses to the extent necessary to maintain an annual expense ratio, excluding acquired fund fees and expenses, of 1.00% of average daily net assets of the Retail Class shares and 0.75% of average daily net assets of the Institutional Class shares through January 27, 2017, and then of 1.50% of average daily net assets of the Retail Class shares and 1.25% of average daily net assets of the Institutional Class shares through at least January 27, 2018 (the "Expense Caps"). The Board also considered the purpose of the tiered Expense Cap structure.

The Board noted that the Fund’s expected total operating expenses were below the peer group median and average for both the first and second tiers of the Expense Cap.  The Board also noted that the Fund’s expected contractual advisory fee was below the peer group median and average.  The Board considered that the expected contractual advisory fee of the Fund was lower than the fees charged by the Adviser to its other accounts with substantially similar objectives, policies, strategies and risks as the Fund.

The Board determined that it would continue to monitor the appropriateness of the advisory fee and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the Adviser as the assets of the Fund grew.  The Board noted that the Adviser would be contractually agreeing to reduce its advisory fees or reimburse Fund expenses indefinitely, but in no event for less than two years, so that the Fund does not exceed the tiered Expense Cap.  The Board concluded that there were no effective economies of scale to be shared by the Adviser at this time, but indicated that this issue would be revisited in the future as circumstances changed and asset levels increased.

The Board then considered the expected profitability to the Adviser from its relationship with the Fund.  The Board reviewed the Adviser’s financial information and took into account both the expected direct benefits and the indirect benefits to the Adviser from advising the Fund, such as benefits received in exchange for Rule 12b-1 fees and the use of soft dollars.  The Board considered the estimated profitability to the Adviser from its relationship with the Fund and considered any additional benefits that may be derived by the Adviser from its relationship with the Fund.  After such review, the Board determined that the expected profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser should be able to obtain adequate funding to support the services it provides to the Fund.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Adviser, including advisory fees, was fair and reasonable to the Fund.  The Board, including a majority of Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

SCHARF FUNDS
PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
Scharf Investments, LLC
5619 Scotts Valley Drive, Suite 140
Scotts Valley, CA  95066

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(866) 572-4273

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call (866)-5SCHARF. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
              Douglas G. Hess, President

Date  6/3/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
  Douglas G. Hess, President

Date  6/3/16

By (Signature and Title)* /s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date  6/3/16

* Print the name and title of each signing officer under his or her signature